Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	4,939,344	4,305,980
Weighted average exercise price share options, beginning of period | $ / shares	$ 14.40	$ 14.49
Number of share options granted | shares	1,201,100	1,292,200
Weighted average exercise price of share options granted | $ / shares	$ 13.51	$ 13.51
Number of share options exercised | shares	(673,470)	(1,504,515)
Weighted average exercise price of share options exercised | $ / shares	$ 11.27	$ 14.29
Number of share options forfeited | shares	(341,300)	(151,800)
Weighted average exercise price of share options forfeited | $ / shares	$ 13.61	$ 13.74
Number of share options expired | shares	(884,805)	(7,999)
Weighted average exercise price of share options expired | $ / shares	$ 16.56	$ 15.80
Number of share options outstanding, end of period | shares	4,240,869	4,939,344
Weighted average exercise price share options, end of period | $ / shares	$ 14.22	$ 14.40
Number of share options exercisable | shares	2,208,070	2,988,713
Weighted average exercise price of share options exercisable | $ / shares	$ 14.96	$ 14.87
Barkerville replacement share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | shares	0	1,005,478
Weighted average exercise price of share options granted | $ / shares	$ 0	$ 14.89